Derivative Instruments - Schedule of Foreign Exchange Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Fair Value Hedge Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 2,535	$ (1,308)	$ (1,805)
Cost of revenues and operating expenses | Foreign exchange option contracts
Foreign Currency Fair Value Hedge Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	2,491	(657)	(473)
Cost of revenues, operating expenses and financial expenses | Foreign exchange forward contracts
Foreign Currency Fair Value Hedge Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 44	$ (651)	$ (1,332)